Share-based payment obligation	6 Months Ended
Jun. 30, 2023
Share-based payment obligation
Share-based payment obligation

25.Share-based payment obligation

The total charge to the profit and loss for the six months ended June 30, 2023 was $6.9 million (six months ended June 30, 2022: $5.6 million), while the charge for the three months ended June 30, 2023 was $3.6 million (three months ended June 30, 2022: $2.1 million). In May 2023, a total of 2,132,134 options were awarded as part of the existing Omnibus employee share-based payment plan since 31 December 2022.

June 2023 Valuation assumptions – Omnibus employee share-based payment scheme

The Omnibus options issued were valued at $49.9 million at issue using a share price assumption of $5.27 - $11.55 depending on the grant date. The fair value of the RSUs and PSUs with non-market conditions determined using share price at grant date amounted to $22.7 million and $19.0 million respectively while the fair value of the PSUs with market conditions determined using the Monte Carlo model amounted to $8.2 million. At June 30, 2023 a forfeiture rate of 7% was assumed resulting in an expected charge over the remaining term of the options of $23.2 million. No dividend was taken into account in performing the valuation since IHS Holding Limited has never paid dividends and no dividends are planned to be paid in the near future.